Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (5,369)	$ (9,689)	$ (11,387)	$ (46,214)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	17	114	121	330
Amortization of intangible assets		33	33	1,823
Impairment of long-lived assets		777	777	18,744
Gain on extinguishment of debt	(429)
Gain on disposal of assets, net		(33)	(33)	529
Stock-based compensation	169	656	766	2,087
Bad debt expense	61	450	395	(43)
Provision for inventory excess and obsolescence	140	101	335	579
Deferred income tax		1	28	(423)
Gain on changes in fair value of liability warrants	(46)	(3,850)	(3,878)
Offering cost		298
Other noncash items	2	12	17	(23)
Change in operating assets and liabilities:
Accounts and other receivables	256	(422)	125	678
Inventory	667	307	(465)	(1,187)
Prepaid expenses and other current assets	119	(329)	(172)	1,141
Accounts payable and accrued liabilities	673	(2,764)	(3,457)	448
Warranty liability		(182)	(182)	(371)
Other		17	17
Net cash used in operating activities	(3,740)	(14,503)	(16,960)	(21,902)
Cash flows from investing activities:
Capital expenditures		(43)	(43)	(131)
Proceeds from sale of capital assets		33	33	39
Cash used in investing activities:		(10)	(10)	(92)
Cash flows from financing activities:
Proceeds from sale and issuance of securities		12,451	13,438	639
Exercise of warrants	24		4,136	2,491
Payments of equity issuance costs		(338)
Net cash provided by financing activities	24	12,113	17,574	3,130
Effect of currency exchange rate changes on cash and cash equivalents		(6)		4
Net change in cash, cash equivalents and restricted cash	(3,716)	(2,406)	604	(18,860)
Cash, cash equivalents and restricted cash at beginning of period	4,559	3,955	3,955	22,815
Cash, cash equivalents and restricted cash at end of period	843	1,549	4,559	3,955
Supplemental disclosure:
Cash paid for income taxes	$ 12	$ 2	$ 10	5
Noncash investing and financing activities:
Capital expenditures accruals				$ 6